1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Nauman Malik nauman.malik@dechert.com +1 202 261 3456 Direct +1 202 261 3062 Fax

August 29, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Attn: Asen Parachkevov

Re:	Eagle Point Credit Company LLC

Registration Statement on Form N-2

File Numbers: 333-196590; 811-22974

Dear Mr. Parachkevov:

On behalf of Eagle Point Credit Company LLC, a Delaware limited liability company (the “Registrant”), enclosed please find pre-effective amendment No. 3 to the Registrant’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, which is being filed primarily to include the financial statements as of June 30, 2014 and for the period March 31, 2014 (date of organization) through June 30, 2014.

Please direct any questions concerning the enclosed to the undersigned at (202) 261-3456 or Thomas J. Friedmann at (202) 261-3313.

Very truly yours,

/s/ Nauman S. Malik

19923651.1